Exhibit 1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Wells Fargo Commercial Mortgage Securities, Inc. 30 Hudson Yards New York, New York 10001

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below related to certain information with respect to a mortgage loan in connection with the proposed offering of certain classes of Taubman Centers Commercial Mortgage Trust 2022-DPM, Commercial Mortgage Pass-Through Certificates, Series 2022-DPM. Wells Fargo Commercial Mortgage Securities, Inc. (the “Company”) is responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Data File. Additionally, Wells Fargo Bank, National Association, Wells Fargo Securities, LLC, JPMorgan Chase Bank, National Association and J.P. Morgan Securities LLC (together with the Company, the “Specified Parties”) have agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed certain procedures on earlier versions of the Data File and communicated differences prior to being provided the final Data File which was subjected to the procedures described below.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On April 14, 2022, representatives of the Company provided us with a computer generated mortgage loan data file and related record layout (the “Data File”) containing one mortgage loan that is secured by one mortgaged property (the “Mortgage Loan”).

From February 15, 2022 through April 14, 2022, representatives of the Company provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Loan.

At your request, for the Mortgage Loan set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A), except for those

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Characteristics identified on Appendix A as “Identification purposes only - not applicable,” “None - Company Provided” or “Not applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

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We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Loan underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the Mortgage Loan, (iii) the existence or ownership of the Mortgage Loan or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the asset to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such asset or (iii) compliance of the originator of the asset with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

April 14, 2022

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by representatives of the Company, with respect to the Mortgage Loan (collectively, the “Source Documents”):

Draft loan agreement or draft promissory notes (collectively, the “Loan Agreement”);

The pro-forma title policy (the “Title Policy”);

Real estate property appraisal report (the “Appraisal Report”);

Property condition report (the “Engineering Report”);

Phase I environmental report (the “Phase I”);

Underwritten rent roll (the “Rent Roll”);

Property management agreement (the “Management Agreement”); and

The underwritten financial summary (the “Underwritten Financial Summary Report”).

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	Characteristic	Source Document
1	Loan Number	Identification purposes only - not applicable
2	Mortgage Loan Originators	Loan Agreement
3	Mortgage Loan Sellers	None - Company Provided
4	Property Name	Identification purposes only - not applicable
5	Property Address	Appraisal Report
6	Property City	Appraisal Report
7	Property State	Appraisal Report
8	Property Zip Code	Appraisal Report
9	County	Appraisal Report
10	Building Class	Appraisal Report
11	Year Built	Appraisal Report
12	Year Renovated	Appraisal Report
13	General Property Type	Appraisal Report
14	Specific Property Type	Appraisal Report
15	No. of Units	Rent Roll
16	Unit of Measure	Rent Roll
17	Occupancy	Rent Roll
18	Occupancy % Source Date	Rent Roll
19	Loan Purpose (Acquisition, Refinance)	None – Company Provided
20	Borrower Name	Loan Agreement
21	Borrower Sponsor	Loan Agreement
22	Non-Recourse Carveout Guarantor	Loan Agreement
23	Property Manager	Management Agreeement
24	Note Date	None – Company Provided
25	First Payment Date	Loan Agreement
26	Initial Maturity Date or Anticipated Repayment Date	Loan Agreement
27	Fully Extended Maturity Date or Anticipated Repayment Date	Loan Agreement
28	Monthly Debt Service Amount	Refer to calculation procedures
29	Mortgage Loan Spread	None – Company Provided
30	Interest Rate	Refer to calculation procedures
31	Certificate Administrator Fee Rate	None - Company Provided
32	Operating Advisor Fee Rate	None - Company Provided
33	Servicing Fee Rate	None - Company Provided
34	CREFC® License Fee Rate	None - Company Provided
35	Rate Type	Loan Agreement
36	Mortgage Rate Index	Loan Agreement
37	Initial Cap Strike Price %	None - Company Provided
38	Interest Rate Cap Provider	None - Company Provided

	Characteristic	Source Document
39	Interest Rate Cap Description	Loan Agreement
40	Interest Accrual Basis	Loan Agreement
41	Original Principal Balance	Loan Agreement
42	Loan Level Cut-Off Date Balance	Loan Agreement
43	Property Level Cut-Off Date Balance	Loan Agreement
44	% of Aggregate Cut-off Date Balance	Refer to calculation procedures
45	Balloon Payment	Loan Agreement
46	Prepayment Restriction Code	Loan Agreement
47	Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement
48	Partial Release and/or Prepayment Description	Loan Agreement
49	Amortization Term (Original)	Loan Agreement
50	Amortization Term (Remaining)	Loan Agreement
51	Loan Term (Original)	Refer to calculation procedures
52	Loan Term (Remaining)	Refer to calculation procedures
53	Extension Options Description	Loan Agreement
54	IO Period	Loan Agreement
55	Seasoning	Refer to calculation procedures
56	Loan Amortization Type	Loan Agreement
57	ARD Loan (Y/N)	Loan Agreement
58	Appraisal Firm	Appraisal Report
59	As-Is Appraisal Valuation Date	Appraisal Report
60	Appraised Value	Appraisal Report
61	Cut-Off Date LTV Ratio	Refer to calculation procedures
62	LTV Ratio at Maturity or ARD	Refer to calculation procedures
63	UW NCF DSCR	Refer to calculation procedures
64	UW NCF DSCR at Interest Rate Cap	Refer to calculation procedures
65	Underwritten NOI Debt Yield	Refer to calculation procedures
66	Underwritten NCF Debt Yield	Refer to calculation procedures
67	Underwritten Net Operating Income	Underwritten Financial Summary Report
68	Underwritten Net Cash Flow	Underwritten Financial Summary Report
69	Most Recent NOI	Underwritten Financial Summary Report
70	Lien Position	Title Policy
71	Title Vesting (Fee/Leasehold/Both)	Title Policy
72	Ground Lease Initial Expiration Date	Not applicable
73	Type of Lockbox	Loan Agreement
74	Engineering Escrow/Deferred Maintenance	Loan Agreement
75	Environmental Escrow	Loan Agreement
76	Springing Environmental Escrow Description	Loan Agreement
77	Tax Escrow (Initial)	Loan Agreement
78	Tax Escrow (Monthly)	Loan Agreement

	Characteristic	Source Document
79	Springing Tax Escrow Description	Loan Agreement
80	Insurance Escrow (Initial)	Loan Agreement
81	Insurance Escrow (Monthly)	Loan Agreement
82	Springing Insurance Escrow Description	Loan Agreement
83	Replacement Reserve (Initial)	Loan Agreement
84	Replacement Reserve (Monthly)	Loan Agreement
85	Springing Replacement Reserve Description	Loan Agreement
86	Rollover Reserve (Initial)($)	Loan Agreement
87	Rollover Reserve (Monthly)	Loan Agreement
88	Springing Rollover Reserve Description	Loan Agreement
89	Other Escrow I Reserve Description	Loan Agreement
90	Other Escrow I (Initial)	Loan Agreement
91	Other Escrow I (Monthly)	Loan Agreement
92	Springing Other Escrow I Reserve Description	Loan Agreement
93	Other Escrow II Reserve Description	Loan Agreement
94	Other Escrow II (Initial)	Loan Agreement
95	Other Escrow II (Monthly)	Loan Agreement
96	Springing Other Escrow II Reserve Description	Loan Agreement
97	Trust Component % of Pari Passu	Not applicable
98	Existing Subordinate Secured Debt (Y/N)	Loan Agreement
99	Sub Sec Debt Description	Not applicable
100	Sub Sec Debt Original Principal Balance	Not applicable
101	Sub Sec Debt Cut-Off Date Principal Balance	Not applicable
102	Existing Mezzanine Debt (Y/N)	Loan Agreement
103	Mezzanine Debt Cut-Off Date Principal Balance	Not applicable
104	Existing Unsecured Debt (Y/N)	Loan Agreement
105	Unsecured Debt Cut-Off Date Principal Balance	Not applicable
106	Future Secured Debt Permitted (Y/N)	Loan Agreement
107	Future Mezzanine Debt Permitted (Y/N)	Loan Agreement
108	Future Unsecured Debt Permitted (Y/N)	Loan Agreement
109	Environmental Phase I Report Firm	Phase I
110	Environmental Phase I Report Date	Phase I
111	Phase II Performed	Phase I
112	Engineering Report Date	Engineering Report
113	Engineering Report Firm	Engineering Report
114	Seismic Report Firm	Not applicable
115	Seismic Report Date	Not applicable
116	Seismic PML %	Not applicable
117	Seismic Insurance Required and Obtained if PML >= 20% (Y/N)	Not applicable

	Characteristic	Source Document
118	Single-Tenant (Y/N)	Rent Roll
119	Largest Tenant Name	Rent Roll
120	Largest Tenant SqFt	Rent Roll
121	Largest Tenant Exp. Date	Rent Roll
122	2nd Largest Tenant Name	Rent Roll
123	2nd Largest Tenant SqFt	Rent Roll
124	2nd Largest Tenant Exp. Date	Rent Roll
125	3rd Largest Tenant Name	Rent Roll
126	3rd Largest Tenant SqFt	Rent Roll
127	3rd Largest Tenant Exp. Date	Rent Roll

Calculation Procedures

With respect to Characteristic 28, we recomputed the Monthly Debt Service Amount by dividing (i) the product of (a) the Loan Level Cut-Off Date Balance, (b) the Interest Rate and (c) a fraction equal to 365/360 by (ii) twelve.

With respect to Characteristic 30, we recomputed the Interest Rate by taking the sum of the (i) Mortgage Loan Spread and (ii) an assumed Term SOFR of 0.500% (as stipulated by representatives of the Company).

With respect to Characteristic 44, we recomputed the % of Aggregate Cut-off Date Balance by dividing the (i) Loan Level Cut-Off Date Balance by (ii) Original Principal Balance.

With respect to Characteristic 51, we recomputed the Loan Term (Original) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Initial Maturity Date or Anticipated Repayment Date.

With respect to Characteristic 52, we recomputed the Loan Term (Remaining) by subtracting the (i) Seasoning from (ii) Loan Term (Original).

With respect to Characteristic 55, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of May 9, 2022 (the “Cut-Off Date,” as stipulated by representatives of the Company), but to a result not less than zero.

With respect to Characteristic 61, we recomputed the Cut-Off Date LTV Ratio by dividing the (i) Loan Level Cut-Off Date Balance by (ii) Appraised Value.

With respect to Characteristic 62, we recomputed the LTV Ratio at Maturity or ARD by dividing the (i) Balloon Payment by (ii) Appraised Value.

With respect to Characteristic 63, we recomputed the UW NCF DSCR by dividing the (i) Underwritten Net Cash Flow by (ii) product of (a) the Monthly Debt Service Amount and (b) 12.

With respect to Characteristic 64, we recomputed the UW NCF DSCR at Initial Rate Cap by dividing the (i) Underwritten Net Cash Flow by (ii) product of (a) the Loan Level Cut-Off Date Balance, (b) the sum of the (x) Mortgage Loan Spread and (y) Initial Cap Strike Price % and (c) 365/360.

With respect to Characteristic 65, we recomputed the Underwritten NOI Debt Yield by dividing the (i) Underwritten Net Operating Income by (ii) Loan Level Cut-Off Date Balance.

With respect to Characteristic 66, we recomputed the Underwritten NCF Debt Yield by dividing the (i) Underwritten Net Cash Flow by (ii) Loan Level Cut-Off Date Balance.